GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of total revenues attributed to geographic areas
	Year ended December 31,
	2023	2022	2021

U.S.	$638,748	$536,331	$413,415
Other	104,407	103,925	65,083

	$743,155	$640,256	$478,498

Schedule of property and equipment attributed to geographic areas
	December 31,
	2023	2022

Israel	$3,900	$6,176
U.S.	5,785	7,427
Europe	103	138

	$9,788	$13,741